Common Stock - Schedule of Outstanding Warrant Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Shortfall Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	3,209,511	3,874,394
Issued			3,874,394
Exercised		(664,883)
Forfeited
Balance	3,209,511	3,209,511	3,874,394
Publicly Traded Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	14,166,666	14,166,666
Issued			14,166,666
Exercised
Forfeited
Balance	14,166,666	14,166,666	14,166,666
2024 Term Loan Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	2,000,000
Issued		2,000,000
Exercised
Forfeited
Balance		2,000,000
Common Stock Warrants (Related Party) [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance			8,695,000
Issued
Exercised			(70,000)
Forfeited			(8,625,000)
Balance